Shareholder Report, Holdings (Details)	Nov. 30, 2024
C000119983 | Santander Drive Auto Receivables Trust
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000119983 | U.S. Treasury Bills
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000119983 | Exeter Automobile Receivables Trust
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000119983 | Verus Securitization Trust
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000119983 | Octane Receivables Trust
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000119983 | Carvana Auto Receivables Trust
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000119983 | Enterprise Fleet Financing
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000119983 | Targa Resources
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000119983 | Structured Agency Credit Risk Debt Notes
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000119983 | Bacardi-Martini
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000119983 | AAA Rated
Holdings [Line Items]
Percent of Net Asset Value	30.10%
C000119983 | AA Rated
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000119983 | A Rated
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000119983 | BBB Rated
Holdings [Line Items]
Percent of Net Asset Value	35.80%
C000119983 | BB Rated and Below
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000119983 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000119983 | U.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000119983 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000193195 | Santander Drive Auto Receivables Trust
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000193195 | U.S. Treasury Bills
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000193195 | Exeter Automobile Receivables Trust
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000193195 | Verus Securitization Trust
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000193195 | Octane Receivables Trust
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000193195 | Carvana Auto Receivables Trust
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000193195 | Enterprise Fleet Financing
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000193195 | Targa Resources
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000193195 | Structured Agency Credit Risk Debt Notes
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000193195 | Bacardi-Martini
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000193195 | AAA Rated
Holdings [Line Items]
Percent of Net Asset Value	30.10%
C000193195 | AA Rated
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000193195 | A Rated
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000193195 | BBB Rated
Holdings [Line Items]
Percent of Net Asset Value	35.80%
C000193195 | BB Rated and Below
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000193195 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000193195 | U.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000193195 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000225825 | Santander Drive Auto Receivables Trust
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000225825 | U.S. Treasury Bills
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000225825 | Exeter Automobile Receivables Trust
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000225825 | Verus Securitization Trust
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000225825 | Octane Receivables Trust
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000225825 | Carvana Auto Receivables Trust
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000225825 | Enterprise Fleet Financing
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000225825 | Targa Resources
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000225825 | Structured Agency Credit Risk Debt Notes
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000225825 | Bacardi-Martini
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000225825 | AAA Rated
Holdings [Line Items]
Percent of Net Asset Value	30.10%
C000225825 | AA Rated
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000225825 | A Rated
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000225825 | BBB Rated
Holdings [Line Items]
Percent of Net Asset Value	35.80%
C000225825 | BB Rated and Below
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000225825 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000225825 | U.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000225825 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)